Business Combinations - Summary of Business Divestments Transactions (Detail) - Divestments 2016-2018 [member]	12 Months Ended
Dec. 31, 2018
Ericsson Local Services AB [member]
Disclosure of business divestitures [line items]
Divestments, Company	Ericsson Local Services AB
Divestments, Description	A divestment of the Local Services company in Sweden.
Business Divestments, transaction date	Aug 31, 2018
Excellence Field Factory [member]
Disclosure of business divestitures [line items]
Divestments, Company	(LSS) Excellence Field Factory
Divestments, Description	A divestment of the Spanish fiber service operations.
Business Divestments, transaction date	Jun 30, 2018
Power Modules [member]
Disclosure of business divestitures [line items]
Divestments, Company	Power Modules
Divestments, Description	A divestment of the power modules business.
Business Divestments, transaction date	Sep 30, 2017
Birla Ericsson Optical Ltd [member]
Disclosure of business divestitures [line items]
Divestments, Company	Birla Ericssion Optical Ltd
Divestments, Description	A divestment of the shares in the associated company.
Business Divestments, transaction date	Jul 31, 2016